Other Assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
LendingClub Corp [Member]
Other Assets [Line Items]
Total other assets		$ 91,379	$ 69,644	$ 38,413
Loan Servicing Asset Fair Value [Member]
Other Assets [Line Items]
Total other assets		29,621	21,398
Loan Servicing Asset Fair Value [Member] | LendingClub Corp [Member]
Other Assets [Line Items]
Total other assets			21,398	10,250
Prepaid Expense [Member]
Other Assets [Line Items]
Total other assets		21,084	16,960
Prepaid Expense [Member] | LendingClub Corp [Member]
Other Assets [Line Items]
Total other assets			16,960	16,283
Other Investments [Member]
Other Assets [Line Items]
Total other assets		10,411	10,372
Other Investments [Member] | LendingClub Corp [Member]
Other Assets [Line Items]
Total other assets			10,372	250
Servicer Reserve Receivable [Member]
Other Assets [Line Items]
Total other assets		9,043	4,938
Servicer Reserve Receivable [Member] | LendingClub Corp [Member]
Other Assets [Line Items]
Total other assets			4,938	0
Accounts Receivable [Member]
Other Assets [Line Items]
Total other assets		8,889	7,572
Accounts Receivable [Member] | LendingClub Corp [Member]
Other Assets [Line Items]
Total other assets			7,572	4,976
Insurance Settlement [Member]
Other Assets [Line Items]
Total other assets		7,119
Accounts Receivable From Investors [Member]
Other Assets [Line Items]
Total other assets		1,394	1,566
Accounts Receivable From Investors [Member] | LendingClub Corp [Member]
Other Assets [Line Items]
Total other assets			1,566	1,117
Due From Related Parties [Member]
Other Assets [Line Items]
Total other assets		279	476
Due From Related Parties [Member] | LendingClub Corp [Member]
Other Assets [Line Items]
Total other assets	[1]		476	655
Tenant Improvement Receivable [Member]
Other Assets [Line Items]
Total other assets			3,290
Tenant Improvement Receivable [Member] | LendingClub Corp [Member]
Other Assets [Line Items]
Total other assets			3,290	778
Other Assets [Member]
Other Assets [Line Items]
Total other assets		$ 3,539	3,072
Other Assets [Member] | LendingClub Corp [Member]
Other Assets [Line Items]
Total other assets			$ 836	$ 416

[1]	Represents management fees due to LCA from certain private funds for which LCA acts as the general partner.